Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	BM Technologies, Inc. (the “Company”) is filing this Amendment No. 2 on Form S-1/A (this “Amendment”) to its Amendment No.1 on Form S-1/A which was originally filed with the Securities and Exchange Commission on July 19, 2021 (the “Original Filing”). The purpose of the Amendment is to correct scrivener’s errors in the BDO USA, LLP, Report of Independent Registered Public Accounting Firm (“Auditor’s Report”) and consent filed as Exhibit 23.2 thereto (“Consent”). The scrivener’s error in the Auditor’s Report concerns the date of the original Auditor’s Report, which referenced March 30, 2021 instead of March 31, 2021. No other changes were made to the Auditor’s Report. The Consent has been updated to reflect the correct original report date of March 31, 2021 and to correctly reflect the updated report date related to Notes 1, 4, and 17 as July 19, 2021. No other changes were made to the Consent. This Amendment does not reflect events occurring after the filing of the Original Filing or modify or update any amounts or disclosures within the financial statements and should be read in conjunction with the Original Filing made with the Securities and Exchange Commission.
Entity Registrant Name	BM Technologies, Inc.
Entity Central Index Key	0001725872
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false